QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly results of operations for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
	(In Thousands, Except Share Amounts)
Interest and dividend income	$12,184	$9,151	$8,302	$8,555	$8,863	$8,862	$8,878	$9,221

Interest expense	2,097	2,064	2,083	2,210	2,322	2,368	2,392	2,551

Net interest and dividend income	10,087	7,087	6,219	6,345	6,541	6,494	6,486	6,670

Provision for loan losses	686	443	55	135	646	1,334	432	484

Net interest and dividend income after provision for loan losses	9,401	6,644	6,164	6,210	5,895	5,160	6,054	6,186

Noninterest income	2,560	1,233	2,072	2,440	2,398	1,232	2,326	2,761

Noninterest expenses	10,513	10,374	8,209	8,581	7,338	7,408	7,557	8,350

Income (loss) before income taxes	1,448	(2,497)	27	69	955	(1,016)	823	597

Income tax provision (benefit)	424	(755)	87	146	210	(316)	153	194

Net income (loss)	$1,024	$(1,742)	$(60)	$(77)	$745	$(700)	$670	$403

Earnings (loss) per share:
Basic	$0.08	$(0.17)	$(0.01)	$(0.01)	$0.08	$(0.07)	$0.07	$0.04
Diluted	$0.08	$(0.17)	$(0.01)	$(0.01)	$0.08	$(0.07)	$0.07	$0.04